IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk

$ millions, as at	2020 Jul. 31	2019 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn	$258,564	$182,169
Undrawn commitments	57,574	52,924
Repo-style transactions	185,169	169,652
Other off-balance sheet	79,245	77,696
OTC derivatives	19,614	26,574
Gross exposure at default (EAD) on business and government portfolios	600,166	509,015
Less: Collateral held for repo-style transactions	169,123	157,415
Net EAD on business and government portfolios	431,043	351,600
Retail portfolios – AIRB approach
Drawn	259,511	256,195
Undrawn commitments (1)	87,565	73,070
Other off-balance sheet	264	311
Gross EAD on retail portfolios	347,340	329,576
Standardized portfolios (2)	75,663	64,286
Securitization exposures – AIRB approach	11,607	10,688
Gross EAD	$1,034,776	$913,565
Net EAD	$865,653	$756,150
(1)
Increases in EAD in the current period include the impact of certain parameter updates in our regulatory models that were made in the first quarter of 2020 as part of our ongoing monitoring and review process.

(2)
Includes $65.7 billion relating to business and government loans (October 31, 2019: $55.3 billion), $6.1 billion (October 31, 2019: $5.5 billion) relating to retail portfolios, and $3.9 billion (October 31, 2019: $3.5 billion) relating to securitization exposures. Our business and government loans under the standardized approach consist of $46.3 billion (October 31, 2019: $40.1 billion) to corporates, $18.1 billion (October 31, 2019: $13.3 billion) to sovereigns, and $1.3 billion (October 31, 2019: $1.9 billion) to banks.

Summary of Industry-wide Breakdown of Business and Government Exposure
The following table provides an industry-wide breakdown of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

$ millions, as at						2020 Jul. 31	2019 Oct. 31
	Drawn	Undrawn commitments	Repo-style transactions	Other off- balance sheet	OTC derivatives	Total	Total (1)
Commercial mortgages	$8,510	$30	$–	$–	$–	$8,540	$7,544
Financial institutions	91,457	7,342	15,176	70,602	9,876	194,453	140,284
Retail and wholesale	5,263	3,496	–	253	280	9,292	9,142
Business services	7,426	3,289	21	570	247	11,553	11,000
Manufacturing – capital goods	3,480	1,776	–	381	234	5,871	5,898
Manufacturing – consumer goods	3,813	1,947	–	205	121	6,086	6,024
Real estate and construction	30,063	8,953	122	1,154	913	41,205	38,358
Agriculture	6,953	1,613	–	25	228	8,819	8,575
Oil and gas	9,992	8,621	–	1,029	2,156	21,798	21,813
Mining	1,915	2,726	–	645	180	5,466	5,326
Forest products	591	479	–	183	36	1,289	1,324
Hardware and software	1,090	826	–	46	33	1,995	1,751
Telecommunications and cable	343	1,096	–	415	336	2,190	2,234
Broadcasting, publishing and printing	511	144	–	2	54	711	801
Transportation	5,588	2,470	–	268	1,332	9,658	8,877
Utilities	9,892	6,366	–	2,448	1,337	20,043	15,747
Education, health, and social services	2,957	1,212	1	110	443	4,723	4,541
Governments	68,720	5,188	726	909	1,808	77,351	62,361
	$258,564	$57,574	$16,046	$79,245	$19,614	$431,043	$351,600
(1)
Certain information has been reclassified to conform with the presentation adopted in the second quarter of 2020, when the presentation of commercial mortgages had been changed to include risk-rated commercial mortgages. Previously, commercial mortgages only included commercial mortgages under the slotting approach.

Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach
The following table provides a geographic distribution of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

$ millions, as at July 31, 2020	Canada	U.S.	Europe	Other	Total
Drawn	$179,640	$54,444	$9,129	$15,351	$258,564
Undrawn commitments	45,042	8,914	2,172	1,446	57,574
Repo-style transactions	8,665	3,758	970	2,653	16,046
Other off-balance sheet	64,063	8,534	6,014	634	79,245
OTC derivatives	10,465	4,035	3,236	1,878	19,614
	$307,875	$79,685	$21,521	$21,962	$431,043
October 31, 2019	$237,234	$73,900	$23,150	$17,316	$351,600
(1)	Classification by country is primarily based on domicile of debtor or customer.

Summary of Risk Measurement
The following table shows the rating profile of OTC derivative mark-to-market (MTM) receivables:

$ billions, as at	2020 Jul. 31		2019 Oct. 31
	Exposure (1)
Investment grade	$8.48	78.2%	$5.40	82.4%
Non-investment grade	2.29	21.1	1.12	17.1
Watch list	0.06	0.6	0.02	0.3
Default	0.02	0.1	0.01	0.2
	$10.85	100.0%	$6.55	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Market Risks by Type of Risks
VaR by risk type – trading portfolio

						As at or for the three months ended			As at or for the nine months ended
$ millions				2020 Jul. 31		2020 Apr. 30		2019 Jul. 31	2020 Jul. 31	2019 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$10.6	$4.6	$6.3	$6.1	$7.4	$5.3	$6.2	$5.2	$6.0	$4.5
Credit spread risk	10.9	4.4	4.4	7.5	8.7	6.4	1.6	1.2	5.3	1.3
Equity risk	6.3	2.7	4.4	4.4	4.7	5.0	2.3	3.0	3.9	3.2
Foreign exchange risk	7.0	0.6	2.5	1.4	1.7	1.4	3.4	2.5	1.8	1.8
Commodity risk	7.8	1.8	4.1	3.4	7.9	2.6	3.2	2.9	3.0	2.1
Debt specific risk	3.3	2.2	2.5	2.6	2.5	2.2	1.9	1.8	2.3	1.7
Diversification effect (1)	n/m	n/m	(16.4)	(16.6)	(19.8)	(11.0)	(13.3)	(10.9)	(13.5)	(9.2)
Total VaR (one-day measure)	$14.9	$5.8	$7.8	$8.8	$13.1	$11.9	$5.3	$5.7	$8.8	$5.4
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities
Stressed VaR by risk type – trading portfolio

						As at or for the three months ended			As at or for the nine months ended
$ millions				2020 Jul. 31		2020 Apr. 30		2019 Jul. 31	2020 Jul. 31	2019 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$28.3	$8.8	$16.7	$16.3	$18.2	$17.7	$14.4	$19.4	$20.6	$17.9
Credit spread risk	22.6	7.4	10.8	14.8	9.2	10.1	9.9	12.0	11.7	13.0
Equity risk	7.9	1.2	5.5	3.6	3.7	7.2	3.1	3.4	4.3	3.8
Foreign exchange risk	20.1	1.6	9.0	7.0	11.8	6.7	7.2	13.5	8.2	10.4
Commodity risk	6.2	2.9	3.6	3.8	3.6	4.4	6.6	5.6	4.9	3.7
Debt specific risk	5.4	1.6	4.4	3.3	4.6	5.4	5.5	5.0	4.6	5.5
Diversification effect (1)	n/m	n/m	(38.1)	(32.0)	(28.8)	(29.8)	(33.4)	(42.1)	(35.2)	(38.9)
Stressed total VaR (one-day measure)	$29.1	$9.8	$11.9	$16.8	$22.3	$21.7	$13.3	$16.8	$19.1	$15.4
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities
Incremental risk charge – trading portfolio

						As at or for the three months ended			As at or for the nine months ended

$ millions				2020 Jul. 31		2020 Apr. 30		2019 Jul. 31	2020 Jul. 31	2019 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Default risk	$128.4	$94.2	$103.2	$107.9	$128.9	$146.9	$203.5	$191.1	$137.1	$193.3
Migration risk	84.7	49.0	53.1	64.4	79.7	82.3	95.0	93.0	72.3	73.3
IRC (one-year measure) (1)	$207.6	$143.4	$156.3	$172.3	$208.6	$229.2	$298.5	$284.1	$209.4	$266.6
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Structural Interest Rate Sensitivity - Measures
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at	2020 Jul. 31		2020 Apr. 30		2019 Jul. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$316	$47	$296	$47	$191	$35
Increase (decrease) in present value of shareholders’ equity	(571)	(337)	(579)	(257)	(515)	(267)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(89)	(24)	(92)	(70)	(60)	(14)
Increase (decrease) in present value of shareholders’ equity	79	13	107	(12)	108	28
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2020	Cash and deposits with banks	$68,422	$–	$68,422	$134	$68,288
Jul. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	107,001	85,693	192,694	106,514	86,180
	Other debt securities	5,653	3,543	9,196	2,063	7,133
	Equities	26,579	17,129	43,708	24,033	19,675
	Canadian government guaranteed National Housing Act mortgage-backed securities	43,635	488	44,123	12,674	31,449
	Other liquid assets (2)	15,092	1,577	16,669	8,487	8,182
		$266,382	$108,430	$374,812	$153,905	$220,907
2019	Cash and deposits with banks	$17,359	$–	$17,359	$784	$16,575
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	85,881	86,205	172,086	100,203	71,883
	Other debt securities	4,928	3,139	8,067	1,838	6,229
	Equities	26,441	15,766	42,207	23,623	18,584
	Canadian government guaranteed National Housing Act mortgage-backed securities	41,378	876	42,254	11,627	30,627
	Other liquid assets (2)	11,196	463	11,659	6,864	4,795
		$187,183	$106,449	$293,632	$144,939	$148,693
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at July 31, 2020	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$49,371	$–	$–	$–	$–	$–	$–	$–	$–	$49,371
Interest-bearing deposits with banks	19,051	–	–	–	–	–	–	–	–	19,051
Securities	2,943	5,468	3,713	4,963	4,867	16,659	43,531	33,626	28,574	144,344
Cash collateral on securities borrowed	7,212	–	–	–	–	–	–	–	–	7,212
Securities purchased under resale agreements	29,203	12,924	7,782	3,179	1,760	–	–	–	–	54,848
Loans
Residential mortgages	2,774	5,570	9,726	9,055	12,599	46,805	120,747	8,415	778	216,469
Personal	730	724	958	1,200	1,291	474	2,978	3,062	30,306	41,723
Credit card	240	480	720	720	719	2,880	5,668	–	–	11,427
Business and government	14,849	4,190	6,169	7,186	8,027	24,861	47,328	16,997	8,889	138,496
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,347)	(3,347)
Derivative instruments	4,521	5,323	4,379	2,132	1,871	3,999	7,663	13,588	–	43,476
Customers’ liability under acceptances	8,611	1,034	19	14	11	–	–	–	–	9,689
Other assets	–	–	–	–	–	–	–	–	35,786	35,786
	$139,505	$35,713	$33,466	$28,449	$31,145	$95,678	$227,915	$75,688	$100,986	$768,545
October 31, 2019	$86,873	$37,026	$27,740	$26,478	$23,115	$78,483	$201,231	$59,883	$110,775	$651,604
Liabilities
Deposits (2)	$33,403	$38,535	$33,653	$30,409	$36,590	$30,369	$54,353	$10,929	$297,894	$566,135
Obligations related to securities sold short	16,226	–	–	–	–	–	–	–	–	16,226
Cash collateral on securities lent	1,564	–	–	–	–	–	–	–	–	1,564
Obligations related to securities sold under repurchase agreements	34,187	9,361	2,068	17,433	–	1,926	–	–	–	64,975
Derivative instruments	5,618	6,170	4,777	2,400	2,171	4,270	6,584	10,885	–	42,875
Acceptances	8,724	1,034	19	14	11	–	–	–	–	9,802
Other liabilities	22	46	67	67	67	260	600	432	19,486	21,047
Subordinated indebtedness	–	–	–	–	–	–	–	5,822	–	5,822
Equity	–	–	–	–	–	–	–	–	40,099	40,099
	$99,744	$55,146	$40,584	$50,323	$38,839	$36,825	$61,537	$28,068	$357,479	$768,545
October 31, 2019	$88,803	$43,539	$44,607	$33,034	$26,078	$31,643	$54,407	$22,781	$306,712	$651,604
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)
Comprises $197.4 billion (October 31, 2019: $178.1 billion) of personal deposits; $352.3 billion (October 31, 2019: $296.4 billion) of business and government deposits and secured borrowings; and $16.4 billion (October 31, 2019: $11.2 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at July 31, 2020	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$1,085	$7,933	$2,708	$5,330	$4,974	$16,687	$49,954	$1,878	$171,779	$262,328
Securities lending (2)	36,894	2,669	2,866	–	–	–	–	–	–	42,429
Standby and performance letters of credit	2,306	1,620	3,302	2,094	3,341	607	689	46	–	14,005
Backstop liquidity facilities	–	10	10,444	266	895	1,044	16	–	–	12,675
Documentary and commercial letters of credit	58	53	43	4	2	–	10	–	–	170
Other	2,106	–	–	–	–	–	–	–	–	2,106
	$42,449	$12,285	$19,363	$7,694	$9,212	$18,338	$50,669	$1,924	$171,779	$333,713
October 31, 2019	$42,113	$21,669	$9,059	$8,063	$5,825	$14,784	$50,210	$2,979	$158,076	$312,778
(1)	Includes $129.7 billion (October 31, 2019: $122.0 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $1.6 billion (October 31, 2019: $1.8 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at July 31, 2020 (1)	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (2)	$93	$251	$178	$158	$169	$471	$665	$212	$2,197
Future lease commitments	–	–	4	9	10	48	157	1,256	1,484
Investment commitments	–	2	4	–	2	1	8	206	223
Underwriting commitments	101	–	–	–	–	–	–	–	101
Pension contributions (3)	–	–	–	–	–	–	–	–	–
	$194	$253	$186	$167	$181	$520	$830	$1,674	$4,005
October 31, 2019	$222	$335	$399	$365	$344	$981	$1,882	$3,582	$8,110
(1)
Effective November 1, 2019, this table excludes operating lease obligations that are accounted for under IFRS 16, which resulted in on-balance
recognition for most operating lease commitments. Lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset, continue to be recognized in this table. Following our adoption of IFRS 16, this table also excludes operating and tax expenses relating to lease commitments. For further details about our transition to IFRS 16, see Note 1 to our interim consolidated financial statements.

(2)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period ending October 31, 2020 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.